                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-4577

                      (Investment Company Act File Number)

                        Federated Income Securities Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 11/30/04

              Date of Reporting Period: Fiscal year ended 11/30/04

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Capital Income Fund

Established 1988

A Portfolio of Federated Income Securities Trust

17TH ANNUAL SHAREHOLDER REPORT

November 30, 2004

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended		Period Ended		Year Ended February 28 or 29,
	11/30/2004		11/30/2003	[1]	2003		2002		2001	2000
Net Asset Value, Beginning of Period	$6.76		$5.84		$7.87		$9.94		$11.62	$12.42
Income From Investment Operations:
Net investment income	0.31		0.25		0.33		0.34	[2]	0.31	0.36
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.46		0.91		(2.03)		(2.05	) [2]	(1.49)	0.34
TOTAL FROM INVESTMENT OPERATIONS	0.77		1.16		(1.70)		(1.71)		(1.18)	0.70
Less Distributions:
Distributions from net investment income	(0.33)		(0.24)		(0.33)		(0.36)		(0.36)	(0.36)
Distributions from net realized gain on investments and foreign currency transactions	--		--		--		--		(0.14)	(1.14)
TOTAL DISTRIBUTIONS	(0.33)		(0.24)		(0.33)		(0.36)		(0.50)	(1.50)
Net Asset Value, End of Period	$7.20		$6.76		$5.84		$7.87		$ 9.94	$11.62
Total Return [3]	11.63%		20.20%		(21.94)%		(17.58)%		(10.41)%	5.44%

Ratios to Average Net Assets:
Expenses	1.34	% [5]	1.34	% [4,5]	1.38	% [5]	1.27%		1.24%	1.24%
Net investment income	4.42%		4.72	% [4]	4.98%		3.77	% [2]	2.76%	2.86%
Expense waiver/reimbursement [6]	(0.00	)% [7]	0.00	% [4,7]	0.00	% [7]	--		0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$310,027		$281,381		$213,915		$363,449		$523,944	$688,761
Portfolio turnover	59%		94%		140%		95%		84%	127%

1 The Fund has changed its fiscal year end from February 28 to November 30.

2 Effective March 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended February 28, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the year ended November 30, 2004, the period ended November 30, 2003 and the year ended February 28, 2003 are 1.34%, 1.30%, and 1.34%, respectively, after taking into account these expense reductions.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 Represent less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended		Period Ended		Year Ended February 28 or 29,
	11/30/2004		11/30/2003	[1]	2003		2002		2001	2000
Net Asset Value, Beginning of Period	$6.77		$5.84		$7.88		$9.95		$11.63	$12.42
Income From Investment Operations:
Net investment income	0.26		0.21		0.28		0.28	[2]	0.23	0.26
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.46		0.93		(2.04)		(2.06	) [2]	(1.50)	0.35
TOTAL FROM INVESTMENT OPERATIONS	0.72		1.14		(1.76)		(1.78)		(1.27)	0.61
Less Distributions:
Distributions from net investment income	(0.28)		(0.21)		(0.28)		(0.29)		(0.27)	(0.26)
Distributions from net realized gain on investments and foreign currency transactions	--		--		--		--		(0.14)	(1.14)
TOTAL DISTRIBUTIONS	(0.28)		(0.21)		(0.28)		(0.29)		(0.41)	(1.40)
Net Asset Value, End of Period	$7.21		$6.77		$5.84		$7.88		$9.95	$11.63
Total Return [3]	10.77%		19.71%		(22.64)%		(18.19)%		(11.09)%	4.73%

Ratios to Average Net Assets:
Expenses	2.09	% [5]	2.09	% [4,5]	2.13	% [5]	2.02%		2.00%	1.99%
Net investment income	3.68%		3.97	% [4]	4.20%		3.01	% [2]	2.01%	2.10%
Expense waiver/reimbursement [6]	(0.00	)% [7]	0.00	% [4,7]	0.00	% [7]	--		--	--
Supplemental Data:
Net assets, end of period (000 omitted)	$49,900		$46,836		$35,409		$63,249		$100,487	$135,245
Portfolio turnover	59%		94%		140%		95%		84%	127%

1 The Fund has changed its fiscal year end from February 28 to November 30.

2 Effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended February 28, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the year ended November 30, 2004, the period ended November 30, 2003 and the year ended February 28, 2003 are 2.09%, 2.05%, and 2.09%, respectively, after taking into account these expense reductions.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended		Period Ended		Year Ended February 28 or 29,
	11/30/2004		11/30/2003	[1]	2003		2002		2001	2000
Net Asset Value, Beginning of Period	$6.76		$5.84		$7.87		$9.94		$11.62	$12.42
Income From Investment Operations:
Net investment income	0.26		0.21		0.29		0.28	[2]	0.23	0.26
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.46		0.92		(2.04)		(2.06	) [2]	(1.49)	0.34
TOTAL FROM INVESTMENT OPERATIONS	0.72		1.13		(1.75)		(1.78)		(1.26)	0.60
Less Distributions:
Distributions from net investment income	(0.28)		(0.21)		(0.28)		(0.29)		(0.28)	(0.26)
Distributions from net realized gain on investments and foreign currency transactions	--		--		--		--		(0.14)	(1.14)
TOTAL DISTRIBUTIONS	(0.28)		(0.21)		(0.28)		(0.29)		(0.42)	(1.40)
Net Asset Value, End of Period	$7.20		$6.76		$5.84		$7.87		$ 9.94	$11.62
Total Return [3]	10.78%		19.53%		(22.54)%		(18.21)%		(11.09)%	4.65%

Ratios to Average Net Assets:
Expenses	2.09	% [5]	2.09	% [4,5]	2.13	% [5]	2.02%		2.00%	1.99%
Net investment income	3.66%		3.97	% [4]	4.22%		3.01	% [2]	2.00%	2.11%
Expense waiver/reimbursement [6]	0.00	% [7]	0.00	% [4,7]	0.00	% [7]	--		--	--
Supplemental Data:
Net assets, end of period (000 omitted)	$20,400		$16,815		$13,063		$22,467		$34,223	$51,708
Portfolio turnover	59%		94%		140%		95%		84%	127%

1 The Fund has changed its fiscal year end from February 28 to November 30.

2 Effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended February 28, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the year ended November 30, 2004, the period ended November 30, 2003 and the year ended February 28, 2003 are 2.09%, 2.05%, and 2.09%, respectively, after taking into account these expense reductions.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended		Period Ended		Year Ended February 28 or 29,
	11/30/2004		11/30/2003	[1]	2003		2002		2001	2000
Net Asset Value, Beginning of Period	$6.76		$5.84		$7.87		$9.94		$11.62	$12.41
Income From Investment Operations:
Net investment income	0.34		0.26		0.36		0.36	[2]	0.33	0.37
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.43		0.90		(2.06)		(2.07	) [2]	(1.51)	0.34
TOTAL FROM INVESTMENT OPERATIONS	0.77		1.16		(1.70)		(1.71)		(1.18)	0.71
Less Distributions:
Distributions from net investment income	(0.33)		(0.24)		(0.33)		(0.36)		(0.36)	(0.36)
Distributions from net realized gain on investments and foreign currency transactions	--		--		--		--		(0.14)	(1.14)
TOTAL DISTRIBUTIONS	(0.33)		(0.24)		(0.33)		(0.36)		(0.50)	(1.50)
Net Asset Value, End of Period	$7.20		$6.76		$5.84		$7.87		$ 9.94	$11.62
Total Return [3]	11.63%		20.20%		(21.94)%		(17.58)%		(10.40)%	5.55%

Ratios to Average Net Assets:
Expenses	1.34	% [5]	1.34	% [4,5]	1.38	% [5]	1.27%		1.22%	1.21%
Net investment income	4.45%		4.72	% [4]	4.97%		3.76	% [2]	2.78%	2.89%
Expense waiver/reimbursement [6]	0.00	% [7]	0.00	% [4,7]	0.00	% [7]	--		0.03%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$110,207		$123,128		$119,963		$205,750		$315,231	$461,145
Portfolio turnover	59%		94%		140%		95%		84%	127%

1 The Fund has changed its fiscal year end from February 28 to November 30.

2 Effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended February 28, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the year ended November 30, 2004, the period ended November 30, 2003 and the year ended February 28, 2003 are 1.34%, 1.30%, and 1.34%, respectively, after taking into account these expense reductions.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of cost: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2004	Ending Account Value 11/30/2004	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,079.50	$ 7.12
Class B Shares	$1,000	$1,075.20	$11.00
Class C Shares	$1,000	$1,075.50	$11.00
Class F Shares	$1,000	$1,081.10	$ 7.13
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.15	$ 6.91
Class B Shares	$1,000	$1,014.40	$10.68
Class C Shares	$1,000	$1,014.40	$10.68
Class F Shares	$1,000	$1,018.15	$ 6.91

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	1.37%
Class B Shares	2.12%
Class C Shares	2.12%
Class K Shares	1.37%

Management's Discussion of Fund Performance

FUND PERFORMANCE

This report covers Federated Capital Income Fund's fiscal year performance period from December 1, 2003, through November 30, 2004. During this reporting period, the fund produced a total return of 11.63% for Class A Shares, based on net asset value (NAV), while Class B, C, and F Shares produced a total return of 10.77%, 10.78%, and 11.63%, respectively. The fund's Class A Shares 11.63% total return was composed of 6.51% in price appreciation and 5.12% in dividends.

STOCKS

Market conditions and impact upon the fund's performance:

The 12 months ended November 30, 2004, generated positive returns for most domestic and global equity market benchmarks, continuing the trend established during the first quarter of 2003. Small and mid-cap investment strategies continued their dominance of large-cap strategies during the reporting period and as a result, the portfolio's bias toward large-cap companies negatively influenced relative performance. The fund employs a value-based investment strategy which positively influenced performance during the reporting period as value-based strategies generally outperformed growth-based strategies across most market capitalizations. The equity portfolio managers focus on the realization of the fund's income and total return objectives by primarily purchasing stocks with dividend yields greater than the general equity markets and current relative dividend yields greater than their historical averages.

Sector selection impact upon the fund's performance:

Positive sector selection influences upon performance included overweight positions in Utilities +0.41% and Consumer Discretionary +0.45%, and an underweight position in Information Technology +0.90%.

Negative sector selection influences upon performance included an overweight position in Healthcare -0.67% and an underweight position in Energy -1.17%.

Security selection impact upon the fund's performance:

Positive influences on performance included favorable security selection in the Utility, Information Technology, and Consumer Discretionary sectors. Negative influences on performance included unfavorable security selection in the Financial and Energy sectors.

The top five contributing names to the portfolio during the reporting period were: BAE Systems PLC +0.72%, RWE AG +0.69%, General Electric Co +0.68%, BP PLC +0.67%, and Exxon Mobil Corp +0.65%. The bottom five contributing names to the portfolio were: Marsh & McLennan Cos. -0.80%, Merck & Co. Inc. -0.66%, Pfizer Inc. -0.26%, Amvescap PLC -0.24%, and Friedman, Billings, Ramsey Group -0.23%.

BONDS

The bond portion of the fund's portfolio is widely diversified with investments across a variety of countries, economies, maturities, and quality ratings. Generally, the portfolio invests in three major bond categories: domestic investment grade, domestic high yield 1 and international emerging markets. 2 As a result, the key driver of performance over the reporting period was sector allocation among these three categories.

1 High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment grade securities.

2 Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries.

During the reporting period, fund management held the opinion that most world economies would move in an improved direction, which is typically expected to result in a trend toward higher interest rates. Therefore, during the reporting period, the fund's investment strategy focused on allocating bond assets to reduce overall interest rate exposure and volatility while increasing exposure to sectors which typically benefit from improved business conditions. The fund's returns were largely influenced by an allocation of the largest percentages of bond assets to the high-yield bond sector, which experienced strong relative performance during the reporting period. Another positive contribution to overall fund performance was the smallest allocation of bond assets to the domestic high quality sector, which generated the lowest total return over the reporting period. As points of reference, the Lehman Brothers U.S. Aggregate Bond Index 3 (a proxy for the domestic investment grade market) generated a 4.44% total return while the Lehman Brothers U.S. Corporate High Yield Bond Index 4 generated a total return of 11.97%. The large majority of the fund's high yield debt exposure came from the "High Yield Bond Portfolio," an affiliated diversified high yield bond fund that generated a 12.42% total return over the past year. During the reporting period, the Fund invested on average over 40% of its bond assets in the high-yield bond sector, which represented the largest allocation of the three major bond sectors.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400.

3 The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. Investments cannot be made in an index.

4 The Lehman Brother U.S. Corporate High-Yield Bond Index is an unmanaged index generally representative of corporate bonds rated below investment-grade. Investments cannot be made in an index.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Capital Income Fund (Class A Shares) (the "Fund") from November 30, 1994 to November 30, 2004 compared to the Standard & Poor's 500 Index (S&P 500), 2,3 a broad-based market index, a blend of indexes comprised of 50% Russell 1000 Value Index (RU1000V Index) 3 /16.67% Lehman Brothers Emerging Market Bond Index (LBEMB) 3 /16.67% Lehman Brothers High Yield Composite Bond Index (LBHYB) 3 /16.66% Lehman Brothers Mortgage Backed Securities Index (LBMBI) 3 (the "Blend Index") 2,4 and the Lipper Income Funds Average (LIFA). 2

Average Annual Total Return [5] for the Period Ended 11/30/2004
1 Year	5.54%
5 Years	(6.41)%
10 Years	3.87%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns reflect the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, Blend Index, and LIFA have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 500 and Blend Index are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LIFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. Indexes are unmanaged and investments cannot be made in an index or an average.

3 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The RU1000V is an unmanaged index that measures the performance of the 1,000 largest of the 3,000 largest U.S. domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The LEMB is an unmanaged index that tracks total returns for external-currency-denominated debt instruments of the emerging markets. The LBHYB is an unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $100 million and at least one year to maturity. The LBMB is an unmanaged index composed of all fixed securities mortgage pools by GNMA, FNMA, and FHLMC.

4 The Blend Index is the Fund's blended benchmark.

5 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Capital Income Fund (Class B Shares) (the "Fund") from November 30, 1994 to November 30, 2004 compared to the Standard & Poor's 500 Index (S&P 500), 2,3 a broad-based market index, a blend of indexes comprised of 50% Russell 1000 Value Index (RU1000V Index) 3 /16.67% Lehman Brothers Emerging Market Bond Index (LBEMB) 3 /16.67% Lehman Brothers High Yield Composite Bond Index (LBHYB) 3 /16.66% Lehman Brothers Mortgage Backed Securities Index (LBMBI) 3 (the "Blend Index") 2,4 and the Lipper Income Funds Average (LIFA). 2

Average Annual Total Return [5] for the Period Ended 11/30/2004
1 Year	5.27%
5 Years	(6.37)%
10 Years	3.84%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns reflect the maximum contingent deferred sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption less than seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, Blend Index, and the LIFA have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 500 and Blend Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LIFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. Indexes are unmanaged and investments cannot be made in an index or an average.

3 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The RU1000V is an unmanaged index that measures the performance of the 1,000 largest of the 3,000 largest U.S. domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The LEMB is an unmanaged index that tracks total returns for external-currency-denominated debt instruments of the emerging markets. The LBHYB is an unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $100 million and at least one year to maturity. The LBMB is an unmanaged index composed of all fixed securities mortgage pools by GNMA, FNMA, and FHLMC.

4 The Blend Index is the Fund's blended benchmark.

5 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Capital Income Fund (Class C Shares) (the "Fund") from November 30, 1994 to November 30, 2004 compared to the Standard & Poor's 500 Index (S&P 500), 2,3 a broad-based market index, a blend of indexes comprised of 50% Russell 1000 Value Index (RU1000V Index) 3 /16.67% Lehman Brothers Emerging Market Bond Index (LBEMB) 3 /16.67% Lehman Brothers High Yield Composite Bond Index (LBHYB) 3 /16.66% Lehman Brothers Mortgage Backed Securities Index (LBMBI) 3 (the "Blend Index") 2,4 and the Lipper Income Funds Average (LIFA). 2

Average Annual Total Return [5] for the Period Ended 11/30/2004
1 Year	8.66%
5 Years	(6.25)%
10 Years	3.56%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns reflect the maximum sales charge of 1.0% and the maximum contingent deferred sales charge of 1.0%.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, Blend Index, and the LIFA have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 500 and Blend Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LIFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. The Indexes are unmanaged and investments cannot be made in an index or an average.

3 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The RU1000V is an unmanaged index that measures the performance of the 1,000 largest of the 3,000 largest U.S. domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The LEMB is an unmanaged index that tracks total returns for external-currency-denominated debt instruments of the emerging markets. The LBHYB is an unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $100 million and at least one year to maturity. The LBMB is an unmanaged index composed of all fixed securities mortgage pools by GNMA, FNMA, and FHLMC.

4 The Blend Index is the Fund's blended benchmark.

5 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS F SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Capital Income Fund (Class F Shares) (the "Fund") from June 1, 1996 (start of performance) to November 30, 2004 compared to the Standard & Poor's 500 Index (S&P 500), 2,3 a broad-based market index, a blend of indexes comprised of 50% Russell 1000 Value Index (RU1000V Index) 3 /16.67% Lehman Brothers Emerging Market Bond Index (LBEMB) 3 /16.67% Lehman Brothers High Yield Composite Bond Index (LBHYB) 3 /16.66% Lehman Brothers Mortgage Backed Securities Index (LBMBI) 3 (the "Blend Index") 2,4 and the Lipper Income Funds Average (LIFA). 2

Average Annual Total Return [5] for the Period Ended 11/30/2004
1 Year	9.50%
5 Years	(5.53)%
Start of Performance	2.24%

Performance data quoted represents past performance which is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns reflect the maximum sales charge of 1.0% and the maximum contingent deferred sales charge of 1.0%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied on any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, Blend Index, and the LIFA have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The S&P 500 and Blend Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LIFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. The Indexes are unmanaged and investments cannot be made in an index or an average.

3 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The RU1000V is an unmanaged index that measures the performance of the 1,000 largest of the 3,000 largest U.S. domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The LEMB is an unmanaged index that tracks total returns for external-currency-denominated debt instruments of the emerging markets. The LBHYB is an unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $100 million and at least one year to maturity. The LBMB is an unmanaged index composed of all fixed securities mortgage pools by GNMA, FNMA, and FHLMC.

4 The Blend Index is the Fund's blended benchmark.

5 Total returns quoted reflect all applicable sales charges.

Portfolio of Investments Summary Tables

At November 30, 2004, the Fund's portfolio composition 1 was as follows:

Sector	Percentage of Total Investments [2]
Fixed Income Securities	51.7%
Equity Securities	44.6%
Cash Equivalents [3]	3.7%
TOTAL	100.0%

At November 30, 2004, the Fund's credit-quality ratings composition 4 for its fixed-income security investments was as follows:

S&P Long-Term Ratings as Percentage of Total Fixed Income Investments [2]		Moody's Long-Term Ratings as Percentage of Total Fixed Income Investments [2]
AAA	8.8%	Aaa	8.8%
AA	0.0%	Aa	0.0%
A	4.6%	A	3.1%
BBB	30.9%	Baa	42.6%
BB	44.6%	Ba	16.1%
B	11.1%	B	25.5%
CCC	0.0%	Caa	1.2%
Not rated by S&P	0.0%	Not rated by Moody's	2.7%
TOTAL	100.0%	TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Cash Equivalents includes any investments in money market mutual funds and overnight repurchase agreements.

4 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities that have been prerefunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category.

The tables also reflect both the Fund's direct holdings and the Fund's pro-rata share of holdings in other investment companies managed by the Fund's adviser (or its affiliates), although the shares of these other investment companies held by the Fund might not be rated.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the long-term, credit-quality ratings as assigned only by the NRSRO identified in each table.

At November 30, 2004, the Fund's sector composition 5 for its equity security investments was as follows:

Sector Composition	Percentage of Total Equity Investments [2]
Financials	32.4%
Consumer Discretionary	14.9%
Utilities	9.9%
Telecommunication Services	9.5%
Industrials	7.9%
Consumer Staples	7.5%
Healthcare	7.0%
Materials	5.4%
Energy	3.2%
Information Technology	2.3%
TOTAL	100.0%

5 Sector composition is based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor's Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund's adviser.

Portfolio of Investments

November 30, 2004

Shares			Value
		COMMON STOCKS--39.0%
		Consumer Discretionary--5.1%
51,700		Delphi Auto Systems Corp.	$465,300
12,800		Dow Jones & Co.	547,200
42,400		Electrolux AB, ADR, Class B	1,870,688
30,200		La-Z Boy Chair Co.	463,570
166,000		Limited Brands, Inc.	4,057,040
89,700		Mattel, Inc.	1,699,815
94,400		May Department Stores Co.	2,654,528
69,400		Maytag Corp.	1,394,940
38,700		McDonald's Corp.	1,189,638
110,100		Newell Rubbermaid, Inc.	2,541,108
342,100		Pearson PLC, ADR	4,040,201
111,000		Tupperware Corp.	2,077,920
23,000		Valeo SA, ADR	458,850
23,400		Whirlpool Corp.	1,510,470
		TOTAL	24,971,268
		Consumer Staples--3.3%
18,600		Albertsons, Inc.	470,580
66,300		Altria Group, Inc.	3,811,587
43,200		Coca-Cola Co.	1,698,192
153,800		Loews Corp. - Carolina Group	4,521,720
8,000		Kimberly-Clark Corp.	508,880
10,900		PepsiCo, Inc.	544,019
107,600		Sara Lee Corp.	2,526,448
55,800		Unilever PLC, ADR	2,065,158
		TOTAL	16,146,584
		Energy--1.3%
20,400		ChevronTexaco Corp.	1,113,840
74,100		Exxon Mobil Corp.	3,797,625
50,000		Tidewater, Inc.	1,696,500
		TOTAL	6,607,965
Shares			Value
		COMMON STOCKS--continued
		Financials--12.1%
12,200		ACE, Ltd.	$493,124
147,600		Allstate Corp.	7,453,800
12,000		BB&T Corp.	509,400
75,534		Bank of America Corp.	3,494,958
48,200		Bank of New York Co., Inc.	1,586,262
27,600		Capital Federal Financial	973,728
7,000		Chubb Corp.	533,470
114,400		Citigroup, Inc.	5,119,400
39,900		Comerica, Inc.	2,453,850
26,100		Federal National Mortgage Association	1,793,070
53,000		Friedman, Billings, Ramsey Group, Inc., Class A	1,013,360
97,000		J.P. Morgan Chase & Co.	3,652,050
127,600		Lloyds TSB Group PLC, ADR	4,149,552
110,200		MBNA Corp.	2,926,912
56,700		Mellon Financial Corp.	1,656,774
40,800		Montpelier Re Holdings Ltd.	1,506,744
37,500		Morgan Stanley	1,903,125
45,300		Nationwide Financial Services, Inc., Class A	1,702,374
183,600		New York Community Bancorp, Inc.	3,631,608
121,000		Regions Financial Corp.	4,233,790
229,700		Trizec Properties, Inc.	3,783,159
132,900		U.S. Bancorp	3,937,827
7,100		UBS AG	575,100
		TOTAL	59,083,437
		Healthcare--2.6%
83,100		GlaxoSmithKline PLC, ADR	3,535,074
82,900		Merck & Co., Inc.	2,322,858
30,000		Pfizer, Inc.	833,100
156,500		Wyeth	6,239,655
		TOTAL	12,930,687
		Industrials--3.5%
205,000		BAE Systems PLC, ADR	3,844,119
248,100		General Electric Co.	8,772,816
13,100		Honeywell International, Inc.	462,823
Shares			Value
		COMMON STOCKS--continued
		Industrials--continued
22,000		Quebecor World, Inc.	$462,000
40,800		TPG NV - ADR	1,073,448
8,400		Union Pacific Corp.	532,896
68,500		Waste Management, Inc.	2,041,985
		TOTAL	17,190,087
		Information Technology--1.0%
105,700		Hewlett-Packard Co.	2,114,000
29,769		Motorola, Inc.	573,351
81,000		Nokia Oyj, ADR, Class A	1,309,770
133,500		Premier Farnell PLC, ADR	1,037,295
		TOTAL	5,034,416
		Materials--2.4%
18,200		Air Products & Chemicals, Inc.	1,041,950
15,600		Ciba Specialty Chemical AG, ADR	567,372
33,800		Du Pont (E.I.) de Nemours & Co.	1,531,816
92,400		Hanson PLC, ADR	3,716,328
33,700		Southern Peru Copper Corp.	1,601,424
146,900		UPM - Kymmene OY, ADR	3,324,347
		TOTAL	11,783,237
		Telecommunication Services--3.8%
152,100		AT&T Corp.	2,783,430
45,100		BCE, Inc.	1,093,675
54,700		BellSouth Corp.	1,467,054
192,300		Matav RT, ADR	4,095,990
149,000		SBC Communications, Inc.	3,750,330
191,200		TDC A/S, ADR	3,919,600
83,400		Telstra Corp. Ltd., ADR	1,592,940
		TOTAL	18,703,019
		Utilities--3.9%
17,300		Black Hills Corp.	531,283
24,000		DPL, Inc.	575,520
21,700		Duke Energy Corp.	548,576
71,200		Edison International	2,271,280
120,900		Energias de Portugal SA, ADR	3,583,476
9,300		Equitable Resources, Inc.	553,350
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Utilities--continued
50,900		Northeast Utilities Co.	$927,907
20,800		ONEOK, Inc.	580,736
92,600		Pinnacle West Capital Corp.	4,092,920
40,100		RWE AG, ADR	2,134,455
209,500		Scottish & Southern Energy PLC, ADR	3,226,300
		TOTAL	19,025,803
		TOTAL COMMON STOCKS (IDENTIFIED COST $169,498,155)	191,476,503
		CORPORATE BONDS--10.2%
		Basic Industry - Metals & Mining--0.4%
$1,500,000		Placer Dome, Inc., Bond, 8.5%, 12/31/2045	1,692,890
		Basic Industry - Paper--0.3%
800,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	957,099
400,000		Westvaco Corp., Sr. Deb., 7.5%, 6/15/2027	459,400
		TOTAL	1,416,499
		Brewing--0.3%
1,250,000	[1,2]	Bavaria, Series 144A, 8.875%, 11/01/2010	1,356,250
		Broadcast Radio & TV--0.5%
1,900,000		Grupo Televisa S.A., Sr. Note, 8.5%, 3/11/2032	2,185,000
		Cable & Wireless Television--0.1%
200,000		Innova S de RL, 9.375%, 9/19/2013	227,500
		Capital Goods - Diversified Manufacturing--0.3%
1,500,000	[1,2]	Hutchison Whampoa Ltd., 6.5%, 2/13/2013	1,595,865
		Capital Goods - Environmental--0.3%
1,500,000		USA Waste Services Inc, Sr. Note, 7.125%, 10/01/2007	1,631,565
		Chemicals & Plastics--0.2%
770,000		Trikem SA, Sr. Note, Series REGS, 10.625%, 7/24/2007	810,425
		Communications - Media & Cable--0.5%
1,500,000		Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005	1,564,215
1,000,000		Continental Cablevision, Sr. Deb., 9.5%, 8/1/2013	1,087,850
		TOTAL	2,652,065
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Media Noncable--0.8%
$1,000,000		British Sky Broadcasting Group PLC, Company Guarantee, 8.20%, 7/15/2009	$1,154,556
1,500,000		News America Holdings, Note, 8.15%, 10/17/2036	1,865,521
750,000		Univision Communications, Inc., 7.85%, 7/15/2011	871,655
		TOTAL	3,891,732
		Communications - Telecom Wireless--0.4%
1,850,000		AT&T Wireless Services, Sr. Note, 7.35%, 3/01/2006	1,943,240
		Communications - Telecom Wirelines--0.9%
1,500,000		CenturyTel, Inc., 8.375%, 10/15/2010	1,756,500
1,200,000		Citizens Communications, 9.00%, 8/15/2031	1,320,000
1,500,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	1,560,225
		TOTAL	4,636,725
		Consumer Cyclical - Automotive--0.4%
350,000		General Motors Acceptance, 4.5%, 7/15/2006	351,333
1,500,000		General Motors Acceptance, 6.875%, 9/15/2011	1,532,057
		TOTAL	1,883,390
		Consumer Cyclical - Entertainment--0.1%
500,000		Time Warner, Inc., Deb., 8.11%, 8/15/2006	538,005
		Consumer Non-Cyclical Tobacco--0.1%
260,000		Philip Morris, Note, 6.375%, 2/1/2006	267,254
		Container & Glass Products--0.3%
360,000		Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007	364,968
1,200,000	[1,2]	Vitro SA, Note, Series 144A, 11.75%, 11/01/2013	1,167,000
		TOTAL	1,531,968
		Financial Institution - Banking--0.4%
1,500,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,695,195
		Financial Institution - Brokerage--0.3%
1,500,000		Waddell & Reed Financial, Inc., 7.5%, 1/18/2006	1,563,390
		Financial Institution - Insurance - P&C--0.4%
2,000,000	[1,2]	MBIA Global Funding LLC, 2.875%, 11/30/2006	1,980,040
		Financial Institution - REITs--0.4%
640,000		EOP Operating LP, 8.375%, 3/15/2006	680,576
1,500,000		Rouse Co., 5.375%, 11/26/2013	1,417,209
		TOTAL	2,097,785
Principal Amount			Value
		CORPORATE BONDS--continued
		Foreign-Local-Govt--0.1%
$600,000		Hydro Quebec, Sr. Deb., 6.3%, 5/11/2011	$662,310
		Oil & Gas--1.4%
1,500,000	[1,2]	Gaz Capital SA, Note, Series 144A, 8.625%, 4/28/2034	1,695,000
1,160,000	[1,2]	Gazprom, Note, Series 144A, 9.625%, 3/01/2013	1,344,150
1,900,000		Pemex Project Funding Mas, Company Guarantee, 7.375%, 12/15/2014	2,077,650
1,950,000	[1,2]	Petrozuata Finance Inc., Company Guarantee, Series 144A, 8.22%, 4/01/2017	1,942,688
		TOTAL	7,059,488
		Rail Industry--0.3%
1,500,000		TFM SA de CV, Company Guarantee, 6/15/2009	1,537,500
		Sovereign--0.2%
1,000,000	[1,2]	Aries Vermogensverwaltng, Note, Series 144A, 9.6%, 10/25/2014	1,181,250
		Steel--0.2%
900,000	[1,2]	CSN Islands VIII Corp., Company Guarantee, Series 144A, 9.75%, 12/16/2013	969,750
		Telecommunications & Cellular--0.3%
1,350,000		Philippine Long Distance, Sr. Unsub., 11.375%, 5/15/2012	1,545,750
		Utilities--0.3%
1,200,000	[1,2]	CIA Saneamento Basico, Note, Series 144A, 12%, 6/20/2008	1,347,000
		TOTAL CORPORATE BONDS (IDENTIFIED COST $46,730,611)	49,899,831
		GOVERNMENTS/AGENCIES--14.0%
		Sovereign--14.0%
2,729,622		Brazil, Gov. Brady, C Bond, 8.00%, 4/15/2014	2,739,722
1,500,000		Brazil, Government of, 14.50%, 10/15/2009	1,968,750
2,900,000		Brazil, Government of, Bond, 11.50%, 3/12/2008	3,378,500
3,320,000		Brazil, Government of, Note, 11.00%, 1/11/2012	3,876,100
2,000,000		Brazil, Government of, Note, 12.00%, 4/15/2010	2,430,000
950,000		Bulgaria, Government of, Bond, Series REGS, 8.25%, 1/15/2015	1,178,000
1,740,000		Colombia, Government of, 10.00%, 1/23/2012	1,979,250
750,000		Colombia, Government of, 10.75%, 1/15/2013	882,750
1,000,000		Colombia, Republic of, Bond, 8.125%, 5/21/2024	948,500
Principal Amount			Value
		GOVERNMENTS/AGENCIES--continued
		Sovereign--continued
$650,000		El Salvador, Government, Bond, Series REGS, 8.25%, 4/10/2032	$655,688
850,000	[1,2]	Guatemala, Government of, Note, Series 144A, 9.25%, 8/01/2013	958,375
44,250,000		Mexican Fixed Rate Bonds, Series M20, 8.00%, 12/07/2023	3,042,261
37,140,500		Mexico Fixed Rate Bonds, Bond, Series MI10, 8.00%, 12/19/2013	2,858,591
1,000,000		Mexico, Government of, Bond, 11.50%, 5/15/2026	1,492,500
2,550,000		Mexico, Government of, Bond, 8.00%, 9/24/2022	2,862,885
3,050,000		Mexico, Government of, Note, 7.50%, 1/14/2012	3,434,300
700,000		Mexico, Government of, Note, 8.125%, 12/30/2019	801,535
1,250,000		Peru, Government of, Note, 9.875%, 2/06/2015	1,459,375
1,300,000		Philippines, Government, 9.875%, 1/15/2019	1,306,500
850,000		Philippines, Government, Note, 8.25%, 1/15/2014	823,225
1,100,000		Philippines, Government of, Note, 10.625%, 3/16/2025	1,146,750
1,000,000		Republic of Peru, 7.50%, 10/14/2014	1,381,963
4,100,000		Russia, Government of, Series REGS, 8.25%, 3/31/2010	4,513,690
1,500,000		Russia, Government of, Series REGS, 10.00%, 6/26/2007	1,692,375
7,300,000		Russia, Government of, Unsub., Series REGS, 3/31/2030	7,255,470
2,600,000,000,000		Turkey, Government of, Floating Rate 29.040%, 1/18/2006	1,891,108
2,750,000		Turkey, Government of, 11.00%, 1/14/2013	3,419,625
1,000,000		Turkey, Government of, 9.50%, 1/15/2014	1,164,000
630,018		Ukraine, Government of, Sr. Note, Series REGS, 11.00%, 3/15/2007	659,188
1,000,000		Venezuela, Government of Brady Par, Par Bond, Series X-B, 6.75%, 3/31/2020	975,000
1,250,000		Venezuela, Government of, 10.75%, 9/19/2013	1,484,375
1,100,000		Venezuela, Government of, 8.50%, 10/08/2014	1,146,750
670,000		Venezuela, Government of, 9.375%, 1/13/2034	704,505
2,030,000		Venezuela, Government of, Bond, 9.25%, 9/15/2027	2,121,350
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $61,475,717)	68,632,956
Shares or Principal Amount			Value
		PREFERRED STOCKS--5.3%
		Consumer Discretionary--0.5%
9,800		Boise Cascade Corp., Conv. Pfd., $3.75, Annual Dividend	$472,556
77,500		General Motors Corp., Conv. Pfd., Series C, $3.13, Annual Dividend	2,073,125
		TOTAL	2,545,681
		Financials--3.5%
59,300		Chubb Corp., PRIDES, $1.75, Annual Dividend	1,741,641
216,500	[1,2]	Morgan Stanley & Co., In, PERCS, $0.27, Annual Dividend	2,921,667
101,800	[1,2]	Morgan Stanley & Co., In, PERCS, $0.21, Annual Dividend	2,898,755
130,700	[1,2]	Morgan Stanley & Co., In, PERCS, $0.29, Annual Dividend	3,066,875
155,400	[1,2]	Morgan Stanley & Co., Inc., PERCS, Series CHKP, $0.30, Annual Dividend	3,247,083
8,800		Washington Mutual, Inc., Conv. Pfd., $2.69, Annual Dividend	479,987
110,400		XL Capital Ltd., PEPS, $1.63, Annual Dividend	2,724,672
		TOTAL	17,080,680
		Healthcare--0.4%
41,000		Baxter International, Inc, PEPS, $3.50, Annual Dividend	2,175,870
		Telecommunication Services--0.4%
37,500		Alltel Corp., DECS, $3.89, Annual Dividend	1,935,750
		Utilities--0.5%
10,900		American Electric Power, DECS, $4.63, Annual Dividend	518,840
53,100		ONEOK, Inc., PEPS, $2.13, Annual Dividend	1,847,349
		TOTAL	2,366,189
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $24,249,449)	26,104,170
		U.S. TREASURY--1.9%
$6,300,000		United States Treasury Bond, 10.750%, 8/15/2005	6,666,660
2,430,000		United States Treasury Bond, 12.000%, 5/15/2005	2,534,879
		TOTAL U.S. TREASURY (IDENTIFIED COST $10,593,872)	9,201,539
Shares or Principal Amount			Value
		MUTUAL FUNDS--25.4% [3]
1,274,570		Federated Mortgage Core Portfolio	$12,936,885
15,888,849		High Yield Bond Portfolio	111,857,497
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $112,542,374)	124,794,382
		REPURCHASE AGREEMENTS--3.7%
$10,000,000		Interest in $1,500,000,000 joint repurchase agreement with Banc of America Securities LLC, 2.08%, dated 11/30/2004 to be repurchased at $10,000,578 on 12/1/2004, collateralized by a U.S. Government Agency Obligation with a maturity of 4/1/2034, collateral market value $1,530,000,000	10,000,000
7,975,000		Interest in $2,000,000,000 joint repurchase agreement with UBS Securities LLC, 2.08%, dated 11/30/2004 to be repurchased at $7,975,461 on 12/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/15/2034, collateral market value $2,060,004,602	7,975,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	17,975,000
		TOTAL INVESTMENTS--99.5% (IDENTIFIED COST $443,065,178) [4]	488,084,381
		OTHER ASSETS AND LIABILITIES - NET--0.5%	2,450,308
		TOTAL NET ASSETS--100%	$490,534,689

1 Denotes a restricted security, including securities purchased under the Rule144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At November 30, 2004, these securities amounted to $27,671,748 which represents 5.6% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At November 30, 2004, these securities amounted to $27,671,748 which represents 5.6% of total net assets.

3 Affiliated companies.

4 The cost of investments for federal tax purposes amounts to $448,544,811.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
DECS	--Dividend Enhanced Convertible Stock
PRIDES	--Preferred Redeemable Increased Dividend Equity Securities
PERCs	--Preferred Equity Redemption Cumulative
REITs	--Real Estate Investment Trusts
SA	--Support Agreement

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2004

Assets:
Total investments in securities, at value including $124,794,382 of investments in affiliated issuers (Note 5) (identified cost $443,065,178)		$488,084,381
Cash		10,320
Income receivable		3,166,313
Receivable for shares sold		458,850
TOTAL ASSETS		491,719,864
Liabilities:
Payable for shares redeemed	$402,873
Income distribution payable	313,267
Payable for transfer and dividend disbursing agent fees and expenses	288,243
Payable for distribution services fee (Note 5)	42,537
Payable for shareholder services fee (Note 5)	100,188
Accrued expenses	38,067
TOTAL LIABILITIES		1,185,175
Net assets for 68,117,284 shares outstanding		$490,534,689
Net Assets Consist of:
Paid-in capital		$772,386,524
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		45,019,203
Accumulated net realized loss on investments, options and foreign currency transactions		(328,890,710)
Distributions in excess of net investment income		2,019,672
TOTAL NET ASSETS		$490,534,689
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($310,027,175 ÷ 43,051,444 shares outstanding), no par value, unlimited shares authorized		$7.20
Offering price per share (100/94.50 of $7.20) [1]		$7.62
Redemption proceeds per share		$7.20
Class B Shares:
Net asset value per share ($49,899,993 ÷ 6,921,046 shares outstanding), no par value, unlimited shares authorized		$7.21
Offering price per share		$7.21
Redemption proceeds per share (94.50/100 of $7.21) [1]		$6.81
Class C Shares:
Net asset value per share ($20,400,264 ÷ 2,832,025 shares outstanding), no par value, unlimited shares authorized		$7.20
Offering price per share (100/99.00 of $7.20) [1]		$7.27
Redemption proceeds per share (99.00/100 of $7.20) [1]		$7.13
Class F Shares:
Net asset value per share ($110,207,257 ÷ 15,312,769 shares outstanding), no par value, unlimited shares authorized		$7.20
Offering price per share (100/99.00 of $7.20) [1]		$7.27
Redemption proceeds per share (99.00/100 of $7.20) [1]		$7.13

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2004

Investment Income:
Dividends (including $188,672 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $156,152)			$18,264,500
Interest			9,330,945
TOTAL INCOME			27,595,445
Expenses:
Investment adviser fee (Note 5)		$3,588,387
Administrative personnel and services fee (Note 5)		383,155
Custodian fees		57,582
Transfer and dividend disbursing agent fees and expenses (Note 5)		842,834
Directors'/Trustees' fees		2,404
Auditing fees		19,026
Legal fees		8,978
Portfolio accounting fees (Note 5)		130,649
Distribution services fee--Class B Shares (Note 5)		359,169
Distribution services fee--Class C Shares (Note 5)		138,641
Shareholder services fee--Class A Shares (Note 5)		739,982
Shareholder services fee--Class B Shares (Note 5)		119,723
Shareholder services fee--Class C Shares (Note 5)		46,214
Shareholder services fee--Class F Shares (Note 5)		290,210
Share registration costs		64,052
Printing and postage		81,003
Insurance premiums		17,814
Taxes		75
Miscellaneous		49,702
TOTAL EXPENSES		6,939,600
Waivers, Reimbursement, and Expense Reduction (Note 5):
Reimbursement of investment adviser fee	$(1,296)
Waiver of administrative personnel and services fee	(18,575)
Waiver of distribution services fee--Class C Shares	(23)
Fees paid indirectly from directed broker agreements	(570)
TOTAL WAIVERS, REIMBURSEMENT, AND EXPENSE REDUCTION		(20,464)
Net expenses			6,919,136
Net investment income			20,676,309
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments			31,751,227
Net realized loss on options			(798,557)
Net realized gain on foreign currency transactions			3,153
Net change in unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency			348,246
Net realized and unrealized gain on investment options and foreign currency transactions			31,304,069
Change in net assets resulting from operations			$51,980,378

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Year Ended 11/30/2004	Period Ended 11/30/2003 [1]	Year Ended 2/28/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$20,676,309	$14,928,393	$24,187,373
Net realized gain (loss) on investment options and foreign currency transactions	30,955,823	8,494,368	(152,808,442)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	348,246	53,180,569	(1,841,148)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	51,980,378	76,603,330	(130,462,217)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(13,871,822)	(9,437,537)	(13,409,407)
Class B Shares	(1,881,870)	(1,320,337)	(1,904,164)
Class C Shares	(728,906)	(483,854)	(691,463)
Class F Shares	(5,409,285)	(4,670,626)	(7,595,030)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(21,891,883)	(15,912,354)	(23,600,064)
Share Transactions:
Proceeds from sale of shares	73,224,806	78,044,833	17,906,340
Net asset value of shares issued to shareholders in payment of distributions declared	18,164,463	12,810,883	18,670,801
Cost of shares redeemed	(99,103,270)	(65,737,489)	(155,079,203)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,714,001)	25,118,227	(118,502,062)
Change in net assets	22,374,494	85,809,203	(272,564,343)
Net Assets:
Beginning of period	468,160,195	382,350,992	654,915,335
End of period including (undistributed net investment income of $2,019,672 and $1,188,492 and $1,087,159, respectively)	$490,534,689	$468,160,195	$382,350,992

1 The Fund changed its fiscal year end from February 28 to November 30.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2004

1. ORGANIZATION

Federated Capital Income Fund (formerly, Federated Capital Income Fund, Inc.) (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. Effective May 27, 2003, the Fund became a portfolio of Federated Income Securities Trust (the "Trust"). The Trust consists of five portfolios. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class F Shares. The primary investment objectives of the Fund are current income and long term growth of income. Capital appreciation is a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which may vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price furnished by an independent pricing service. Investments in other open-end regulated investment companies are valued at net asset value. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed-income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of Fund Investments. A copy of each Fund Investment's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400. Income distributions earned by the Fund are recorded as income in the accompanying financial statements and are listed below:

Federated Mortgage Core Portfolio	$709,634
High-Yield Bond Portfolio	$9,579,378

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and service fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets of the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At November 30, 2004, the Fund had no outstanding foreign currency commitments.

Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put at the contracted amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the year ended November 30, 2004, the Fund had no realized gain (loss) on written options.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates. As of November 30, 2004, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Year Ended 11/30/2004		Period Ended 11/30/2003 [1]		Year Ended 2/28/2003
Class A Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,332,443	$51,312,837	8,527,123	$55,438,853	1,594,119	$10,659,520
Shares issued to shareholders in payment of distributions declared	1,798,672	12,548,944	1,302,539	8,388,414	1,803,956	11,829,989
Shares redeemed	(7,690,144)	(53,755,275)	(4,853,454)	(31,163,730)	(12,916,586)	(86,174,138)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,440,971	$10,106,506	4,976,208	$32,663,537	(9,518,511)	$(63,684,629)

	Year Ended 11/30/2004		Period Ended 11/30/2003 [1]		Year Ended 2/28/2003
Class B Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,116,560	$14,817,706	2,664,664	$17,315,388	674,695	$4,319,223
Shares issued to shareholders in payment of distributions declared	203,651	1,422,604	154,510	996,159	224,127	1,471,099
Shares redeemed	(2,318,208)	(16,212,018)	(1,958,179)	(12,562,063)	(2,866,655)	(19,202,546)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	2,003	$28,292	860,995	$5,749,484	(1,967,833)	$(13,412,224)

	Year Ended 11/30/2004		Period Ended 11/30/2003 [1]		Year Ended 2/28/2003
Class C Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	782,137	$5,498,113	566,384	$3,673,097	166,198	$1,080,839
Shares issued to shareholders in payment of distributions declared	72,950	509,093	50,149	322,818	69,893	457,499
Shares redeemed	(510,077)	(3,569,463)	(366,666)	(2,365,169)	(853,152)	(5,711,454)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	345,010	$2,437,743	249,867	$1,630,746	(617,061)	$(4,173,116)

	Year Ended 11/30/2004		Period Ended 11/30/2003 [1]		Year Ended 2/28/2003
Class F Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	227,129	$1,596,150	251,916	$1,617,495	273,153	$1,846,758
Shares issued to shareholders in payment of distributions declared	528,398	3,683,822	483,224	3,103,492	749,857	4,912,214
Shares redeemed	(3,661,670)	(25,566,514)	(3,072,089)	(19,646,527)	(6,604,674)	(43,991,065)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(2,906,143)	$(20,286,542)	(2,336,949)	$(14,925,540)	(5,581,664)	$(37,232,093)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,118,159)	$(7,714,001)	3,750,121	$25,118,227	$17,685,069	$(118,502,062)

1 The Fund changed its fiscal year end from February 28 to November 30.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions and discount accretion/premium amortization on debt securities.

For the year ended November 30, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income	Accumulated Net Realized Losses
$2,046,754	$(2,046,754)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the year ended November 30, 2004, period ended November 30, 2003 and the year ended February 28, 2003 was as follows:

	Year Ended 11/30/2004	Period Ended 11/30/2003	Year Ended 2/28/2003
Ordinary income [1]	$21,891,883	$15,912,353	$23,600,064

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of November 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$3,945,734
Unrealized appreciation	$39,539,570
Capital loss carryforward	$323,410,657

At November 30, 2004, the cost of investments for federal tax purposes was $448,544,811. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $39,539,570. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $44,145,274 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,605,704.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, deferred straddle losses and discount accretion/premium amortization on debt securities.

At November 30, 2004, the Fund had a capital loss carryforward of $323,410,657 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 89,711,824
2010	$205,719,244
2011	$ 27,979,589

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Passport Research II Ltd. (Passport II), the Fund's investment adviser (the "Adviser") receives for its services and annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser's general partner is Federated Equity Management Company of Pennsylvania (FEMCOPA). Prior to January 1, 2004, the Fund's investment adviser was Passport Research Ltd. (Passport I) for which the general partner was Federated Investment Management Company (FIMCO). The fee received by Passport I was identical to that received by Passport II. Passport II and Passport I may voluntarily choose to waive any portion of their fees. Passport II and Passport I can modify or terminate this voluntary waiver at any time at their sole discretion. For the year ended November 30, 2004, the fees paid to Passport II and Passport I were $3,284,670 and $302,421, respectively, after voluntary waiver, if applicable.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below:

Federated Mortgage Core Portfolio	$709,634
High-Yield Bond Portfolio	$9,579,378
Prime Value Obligations Fund	$188,672

Certain of the Fund's assets are managed by FIMCO (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the year ended November 30, 2004, FSC the principal distributor retained $155,414 in sales charges from the sale of Class A Shares. FSC also retained $854 relating to redemptions of Class C Shares and $1,548 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class F Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $457,363, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $10,892, after voluntary waiver, if applicable.

Interfund Transactions

During the year ended November 30, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and /or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $112,352,820 and $141,659,228, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2004, were as follows:

Purchases	$268,357,963
Sales	$265,421,241

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended November 30, 2004, 31.57% the following percentages of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended November 30, 2004, 27.30% qualify for the dividend received deduction available to corporate shareholders.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED CAPITAL INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Federated Capital Income Fund (the "Fund") (a portfolio of Federated Income Securities Trust) as of November 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for the year ended November 30, 2004, the period ended November 30, 2003 and the year ended February 28, 2003, and the financial highlights for the year ended November 30, 2004, the period ended November 30, 2003 and each of the years in the four year period ended February 28, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Federated Capital Income Fund as of November 30, 2004, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
January 21, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised five portfolios, and the Federated Fund Complex consists of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: January 1986	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania, Passport Research, Ltd. and Passport Research II, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: October 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Anderson Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 2000	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: January 1986	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 2000	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1986	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions : Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson, III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998	Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania, Passport Research, Ltd. and Passport Research II, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Joseph M. Balestrino has been the Fund's Portfolio Manager since December 2002. He is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Began serving: November 1998	Randall S. Bauer is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Capital Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420C878
Cusip 31420C860
Cusip 31420C852
Cusip 31420C845

G01049-01 (1/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for
Principal Executive and Financial Officers") that applies to the registrant's Principal
Executive Officer and Principal Financial Officer; the registrant's Principal Financial
Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for
Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit Committee is an
"audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:
Thomas G. Bigley, John T. Conroy, Jr., Nicholas P. Constantakis and Charles F. Mansfield,
Jr.

Item 4.     Principal Accountant Fees and Services

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $114,256

                  Fiscal year ended 2003 - $82,000

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $9,910

                  Fiscal year ended 2003 - $6,756

                  Transfer Agent Service Auditors Report

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $131,861 and $16,493 respectively.  Fiscal year ended 2004 - Attestation services relating to the review of fund share transactions, Transfer Agent Service Auditors report, fees for review of N-14 merger documents and review of Sarbanes Oxley sec. 302 procedures.  Fiscal year ended 2003 -
      Design of Sarbanes Oxley sec. 302 procedures.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $65,000 and $140,000 respectively.

      Analysis regarding the realignment of advisory companies.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $161,871 and $41,583 respectively.  Fiscal year ended 2004 - Consultation regarding information requests by regulatory agencies and executive compensation analysis.  Fiscal year ended 2003 - Executive compensation analysis.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

     The Audit Committee is required to pre-approve audit and non-audit services performed by the  independent  auditor in order to assure that the  provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval,  it will require specific pre-approval by the Audit Committee. Any proposed services exceeding  pre-approved  cost levels will require  specific  pre-approval by the
Audit Committee.

     Certain services have the general pre-approval of the Audit Committee.  The term of the general  pre-approval  is 12 months  from the date of  pre-approval, unless the Audit Committee  specifically  provides for a different  period.  The
Audit  Committee  will annually  review the services that may be provided by the independent  auditor  without  obtaining  specific  pre-approval  from the Audit
Committee  and may  grant  general  pre-approval  for such  services.  The Audit
Committee  will revise the list of general  pre-approved  services  from time to time, based on subsequent determinations.  The Audit Committee will not delegate its  responsibilities  to  pre-approve  services  performed  by the  independent auditor to management.

     The Audit Committee has delegated  pre-approval  authority to its Chairman.
The Chairman will report any  pre-approval  decisions to the Audit  Committee at its next scheduled  meeting.  The Committee  will designate  another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

     The annual Audit services  engagement terms and fees will be subject to the specific  pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

     In addition to the annual Audit services engagement  specifically  approved by the Audit Committee,  the Audit Committee may grant general  pre-approval for other Audit Services, which are those services that only the independent auditor reasonably  can provide.  The Audit  Committee  has  pre-approved  certain Audit services,  all other Audit  services must be  specifically  pre-approved  by the
Audit Committee.

AUDIT-RELATED SERVICES

     Audit-related   services  are  assurance  and  related  services  that  are reasonably  related to the  performance  of the audit or review of the Company's financial  statements  or that are  traditionally  performed by the  independent auditor.  The Audit  Committee  believes  that the  provision  of  Audit-related services does not impair the  independence of the auditor,  and has pre-approved certain  Audit-related  services,  all  other  Audit-related  services  must  be specifically pre-approved by the Audit Committee.

TAX SERVICES

     The Audit Committee  believes that the independent  auditor can provide Tax services to the Company  such as tax  compliance,  tax  planning  and tax advice without impairing the auditor's independence.  However, the Audit Committee will not  permit the  retention  of the  independent  auditor  in  connection  with a transaction  initially  recommended by the independent  auditor,  the purpose of which may be tax  avoidance  and the tax treatment of which may not be supported in the Internal  Revenue Code and related  regulations.  The Audit Committee has pre-approved certain Tax services,  all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

     With  respect to the  provision  of services  other than  audit,  review or attest services the pre-approval requirement is waived if:

(1)  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues  paid by the  registrant,  the registrant's adviser (not including any sub-adviser whose role is primarily portfolio  management  and is  subcontracted  with or  overseen  by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment  adviser that provides  ongoing services to the  registrant  to its  accountant  during the fiscal year in which the services are provided;

(2)  Such  services  were not  recognized by the  registrant,  the  registrant's adviser (not including any  sub-adviser  whose role is primarily  portfolio management  and is  subcontracted  with or overseen  by another  investment adviser),  and any  entity  controlling,  controlled  by,  or under  common control with the investment  adviser that provides  ongoing services to the registrant at the time of the engagement to be non-audit services; and

(2)  Such services are promptly  brought to the attention of the Audit Committee of the  issuer and  approved  prior to the  completion  of the audit by the
     Audit  Committee or by one or more members of the Audit  Committee  who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

     The Audit  Committee may grant general  pre-approval  to those  permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

     The SEC's rules and relevant  guidance should be consulted to determine the precise  definitions of prohibited  non-audit  services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

     Pre-approval  fee levels for all services to be provided by the independent auditor  will be  established  annually  by the Audit  Committee.  Any  proposed services exceeding these levels will require specific  pre-approval by the Audit
Committee.

PROCEDURES

     Requests or applications to provide services that require specific approval by the Audit  Committee  will be  submitted  to the Audit  Committee by both the independent  auditor  and  the  Principal  Accounting  Officer  and/or  Internal
Auditor,  and must include a joint  statement as to whether,  in their view, the
request  or  application   is  consistent   with  the  SEC's  rules  on  auditor
independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
Regulation S-X:

                  4(b)

                  Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2004 - $811,573

                  Fiscal year ended 2003 - $445,306

(h)         The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
            Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and
            Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal quarter that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Income Securities Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        January 24, 2005

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        January 24, 2005

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        January 24, 2005